Convertible Bridge Financing	12 Months Ended
Dec. 31, 2015
Convertible Bridge Financing [Abstract]
CONVERTIBLE BRIDGE FINANCING
NOTE 6:-	CONVERTIBLE BRIDGE FINANCING

a.	In October 2010, the Company entered into a Convertible Bridge Financing Agreement with the Israeli Electric Company (the "IEC") pursuant to which IEC agreed to loan the Company up to the aggregate principal amount of NIS 2,000,000 (513 thousands at December 31, 2015), at an annual interest rate of 8% (decreasing, following the end of the Conversion Period (as defined below), to the higher of 4% or the minimum rate set by the Israeli tax authority), upon the achievement of certain specified milestones. In May 2012, the Company and IEC entered into an amendment to the Convertible Bridge Financing Agreement pursuant to which the aggregate principal amount which the Company was permitted to borrow under the agreement was increased by NIS 1,000,000 ($256 thousands at December 31, 2015), bringing the aggregate principal amount which the Company was permitted to borrow under the Agreement to NIS 3,000,000 ($769 thousands at December 31, 2015). During 2010, 2011 and 2012, IEC loaned the Company the total principal amount of NIS 3,000,000 ($769 thousands at December 31, 2015) under the Convertible Bridge Financing Agreement, in several installments.

Pursuant to the terms of the Convertible Bridge Financing Agreement, upon the completion by the Company, at any time prior to the earlier of the four year anniversary of the date of the original Convertible Bridge Financing Agreement, a Merger and Acquisition (M&A) Transaction or an Initial Public Offering (IPO) (the “Conversion Period”), of an equity financing transaction (or series of related transactions) in an amount of at least $1,500,000 (a “Qualified Financing”), the aggregate principal amount of the loan outstanding will automatically convert into the securities of the Company issued to investors in such Qualified Financing at the conversion price described below. If during the Conversion Period the Company completes a financing transaction that is not a qualified financing (excluding certain transactions with existing shareholders of the Company) (an “Unqualified Financing”), then, IEC shall have the right, but not obligation, to convert the then outstanding amount of the loans made by it to the Company under the Convertible Bridge Financing Agreement into the securities of the Company issued to investors in such Unqualified Financing. The conversion price will be equal to 75% of the price per share, security or unit paid by the investors participating in such Qualified Financing or Unqualifying Financing, as applicable, for the most favorable type of securities issued. Upon conversion of the loan, accrued but unpaid interest thereon will be repaid, at the option of the Company, in cash or by conversion of such interest into the same securities into which the principal amount was converted, and at the same conversion price. If not earlier converted, the aggregate principal amount of the loan outstanding will become due and payable (together will accrued but unpaid interest thereon) in May 2016.

In addition, pursuant to the Convertible Bridge Financing Agreement, the Company has agreed to pay the IEC royalties from sales of the Company's products and service revenues from any Company products existing on the date of the Convertible Bridge Financing Agreement and any future products owned or licensed by the Company, (refer also to note 7e).

In accordance with ASC 815, features related to convertible loans qualify as embedded derivative instruments at the date of issuance, since these are considered as stock settled debt. The fair value assigned to the embedded conversion feature on the issuance dates amounted to $211,800. The embedded instruments are marked to market in each reporting period and changes are recorded in financial expenses. During the year ended December 31, 2013, the Company recorded $34,850 as financial expenses, net, as a result of changes in the embedded instruments. The discount is amortized using the effective interest over the loan period.

Upon the issuance of Series B-2 Preferred Shares in April 2013, the aggregate principal amount of the loan, together with all accrued interest thereon in the amount of $878,730, was converted into 1,278,166 Series B-1 Preferred Shares at a price per share of $0.687. In connection with the conversion, the embedded instruments in the amount of $275,558 were classified to additional paid in capital.

b.	During 2011, 2012 and 2013, the Company issued convertible bridge financing notes (the “Series 1 Notes”) with an aggregate principal amount of $1,300,000. The Series 1 Notes provided that it would be automatically converted into the most senior class of securities issued by the Company in the next equity financing transaction completed within 12 months of the issue date thereof, at a conversion price equal to 75% of the price per security issued in such financing transaction. Pursuant to their terms, if a subsequent financing was not completed within 12 months from the effective date, the Series 1 Notes would automatically convert into Series A-2 Preferred.

In accordance with ASC 815, the features related to convertible loans qualified as embedded derivative instruments issuance date, since these are considered as stock settled debt. The fair value assigned to the embedded instruments on the issuance dates amounted to $219,400.

In addition, the Company granted the Holders of the convertible notes warrants to purchase the most senior class of securities of the Company issued in the next equity round in a total amount equal to 7.5% of the aggregate principal amount of the Series 1 Notes. The notes will be exercisable until the earlier of 60 months from the effective date or the consummation of an IPO or M&A transaction. The warrants were recorded as a loan discount and are amortized using effective interest rate over the Notes period. In accordance with ASC 480, the warrants were classified as a liability instrument as the number of warrants and exercise price are not fixed. The Company measures the warrants at fair value by using the Black-Scholes option pricing model in each reporting period until they are exercised or expired, with changes in the fair values being recognized in the Company's statement of operations loss as financial expense (income), net.

In February 2013, $200,000 aggregate principal amount of Series 1 Notes was converted into 446,545 Series A-2 Preferred Shares, in each case at a price of $0.447 per share.

Upon the issuance by the Company of Series B-2 Preferred Shares in April 2013, as described in Note 9c, the remaining Series 1 Notes (in a total aggregate principal amount of $250,000) were converted into 363,645 Series B-1 Preferred Shares at a price per share of $0687. In connection with the conversion, the embedded instruments in the amount of $83,333 were classified as additional paid in capital.

The embedded instruments were marked to market in each reporting period and changes were recorded in financial expenses. In cases where no equity investment occurred, the embedded instruments were recorded as a financing income in the statement of operations. During the year ended December 31, 2013, the Company recorded $25,051 as financial expenses net, as a result of changes in the embedded instruments value. The discount was amortized using the effective interest over the loan period.

Upon the issuance by the Company of Series B-2 Preferred Shares in April 2013, as described in Note 9c, it was determined that the warrants issued to the lenders and finder’s fee under the Series 1 Notes, in the aggregate, would represent the right to purchase 128,173 Series B-2 Preferred Shares at an of $0.917 per share, and as such the warrants in the amount of $117,500 (the Company used the following assumptions: 0% Dividend yield, 64.2% expected volatility, 0.3%-0.7% risk free rate and 2.8-4.8 expected life in years) were classified from liability to additional paid in capital.

c.	During 2014, the Company issued convertible bridge financing notes (the “Series 2 Notes”) with an aggregate principal amount of $836,294. The Series 2 Notes accrue interest at a rate of 6% per year and mature prior to conversion only upon an event of default thereunder (as defined in the agreement). Each Series 2 Note shall automatically convert into the most senior class of securities offered by the Company in its next completed equity financing transaction completed within 12 months after the issuance date of such note (based on a conversion price per share equal to 75% of the sales price of such securities in the equity financing transaction) or, if no such transaction is completed within such 12 month period, the notes will be converted into Series B Preferred Shares at a conversion price of $0.917 per share and no interest shall be payable in respect of such converted Series 2 Notes.

In addition, the Company granted the holders of the convertible notes warrants to purchase the most senior class of securities of the Company issued in the next equity round in a total amount equal to 7.4% of the aggregate principal amount of the Series 2 Notes. In accordance with ASC 480, the warrants were classified as a liability instrument as the number of warrants and exercise price are not fixed. The Company measures the warrants at fair value by using the Black-Scholes option pricing model in each reporting period until they are exercised or expired, with changes in the fair values being recognized in the Company's statement of operations as financial expense (income), net.

The conversion features upon a financing round was determined to be the predominant events and therefore the entire instrument was considered as a liability pursuant to ASC No. 480 "Distinguishing Liabilities from Equity" and measures at fair value.

Upon the issuance by the Company of Ordinary Shares in November 2014, as described in Note 9a, the Series 2 Notes were converted into 743,372 units. Each unit includes Ordinary Shares at a price per share of $1.125, and additional 743,372 warrants, at an exercise price of $1.50 per ordinary share. The entire redemption amount was classified as paid in capital in the amount of $218,499. The warrants issued in connection with the conversion may be redeemed by their holders, without the control of the Company, upon the occurrence of certain fundamental transactions as describe in the agreement. In accordance with ASC 480, the warrants were recorded as a liability as of December 31, 2014 and 2015 in the amount of $334,517 and $321,434, respectively (refer to assumptions used as detailed in note 9a).

Upon the issuance by the Company of Ordinary Shares in November 2014, as described in Note 9a, it was determined that the warrants issued to the lenders under the Series 2 Notes, in the aggregate, would represent the right to purchase 41,179 Ordinary Shares at an exercise price of $1.50 per share, and as such the warrants in the amount of $16,883 (the Company used the following assumptions: 0% Dividend yield, 66.8% expected volatility, 1.67% risk free rate and 3.21-expected life in years) were classified from liability to additional paid in capital.